Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2993	7.0999
Balance sheet items, except for equity accounts [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6726	3.6738
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1957	7.0809	6.729
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6726	3.6843	3.6709